Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2023	2022

	(Euro, in thousands)
Cash at banks	€71,803	€458,117
Term deposits	95,000	50,000
Cash and cash equivalents from continuing operations	€166,803	€508,117
Cash and cash equivalents included in assets held for sale	7	—
Total cash and cash equivalents	€166,810	€508,117